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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           40 West 57th Street, 18th Floor          New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2011

Date of reporting period:       July 31, 2011

Item 1. Schedule of Investments.

ISI Strategy Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17%
Consumer Discretionary - 11.44%
Auto Components - 0.01%
Goodyear Tire & Rubber Co. (The)*	190	$3,072

Automobiles - 0.09%
Ford Motor Co.*	4,400	53,724

Distributors - 0.17%
LKQ Corp.*	4,400	108,108

Diversified Consumer Services - 0.12%
Weight Watchers International, Inc.	1,000	77,190

Hotels, Restaurants & Leisure - 3.09%
Chipotle Mexican Grill, Inc.*	1,000	324,580
International Game Technology	11,650	216,574
Las Vegas Sands Corp.*	6,880	324,598
Marriott International, Inc. - Class A	4,806	156,195
McDonald's Corp.	8,876	767,597
Wynn Resorts Ltd.	1,000	153,680
		1,943,224

Household Durables - 0.62%
Fortune Brands, Inc.	5,113	307,854
Whirlpool Corp.	1,200	83,076
		390,930

Internet & Catalog Retail - 0.43%
Blue Nile, Inc.*	1,500	63,540
Expedia, Inc.	3,195	101,250
HSN, Inc.*	1,600	52,304
Overstock.com, Inc.*	4,057	51,483
		268,577

Media - 3.17%
AMC Networks, Inc. - Class A*	2,264	84,198
Cablevision Systems Corp. - New York Group - Class A	9,058	220,653
CBS Corp. - Class B - Non-Voting Shares	5,413	148,154
Comcast Corp. - Class A	11,050	265,421
DIRECTV - Class A*	11,760	595,997
Interpublic Group of Cos., Inc. (The)	95	932
Liberty Global, Inc. - Class A*	5,666	236,839
Liberty Media Corp. - Starz - Series A*	846	64,939
News Corp. - Class A	605	9,692
Sirius XM Radio, Inc.*	41,300	87,143
Time Warner Cable, Inc.	883	64,732
Virgin Media, Inc.	650	17,199

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Consumer Discretionary - 11.44% (continued)
Media - 3.17% (continued)
Walt Disney Co. (The)	5,113	$197,464
		1,993,363

Multi-Line Retail - 0.80%
Dollar General Corp.*	2,595	81,639
Dollar Tree, Inc.*	1,240	82,125
Macy's, Inc.	3,000	86,610
Nordstrom, Inc.	2,800	140,448
Sears Holdings Corp.*	700	48,769
Target Corp.	1,251	64,414
		504,005

Specialty Retail - 2.46%
Abercrombie & Fitch Co. - Class A	2,100	153,552
Bed Bath & Beyond, Inc.*	1,800	105,282
Buckle, Inc. (The)	1,000	44,310
Chico's FAS, Inc.	3,000	45,270
Express, Inc.*	2,800	62,832
Finish Line, Inc. (The) - Class A	1,100	23,430
Foot Locker, Inc.	3,232	70,231
Gap, Inc. (The)	7,669	147,935
Hibbett Sports, Inc.*	1,500	58,860
Home Depot, Inc. (The)	5,113	178,597
Limited Brands, Inc.	2,500	94,650
Lowe's Cos., Inc.	4,110	88,694
PetSmart, Inc.	2,500	107,550
Systemax, Inc.*	4,121	67,131
Tiffany & Co.	1,100	87,549
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,000	63,030
Williams-Sonoma, Inc.	2,700	99,954
Zumiez, Inc.*	1,800	47,826
		1,546,683

Textiles, Apparel & Luxury Goods - 0.48%
NIKE, Inc. - Class B	2,500	225,375
Under Armour, Inc. - Class A*	1,000	73,410
		298,785

Consumer Staples - 11.19%
Beverages - 2.65%
Coca-Cola Co. (The)	2,500	170,025
Coca-Cola Enterprises, Inc.	19,700	553,767
Constellation Brands, Inc.*	36,100	736,079
Hansen Natural Corp.*	1,600	122,592

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Consumer Staples - 11.19% (continued)
Beverages - 2.65% (continued)
PepsiCo, Inc.	1,328	$85,045
1,667,508

Food & Staples Retailing - 1.98%
CVS Caremark Corp.	200	7,270
Kroger Co. (The)	2,600	64,662
Safeway, Inc.	2,700	54,459
Sysco Corp.	2,100	64,239
Wal-Mart Stores, Inc.	13,006	685,546
Walgreen Co.	3,700	144,448
Whole Foods Market, Inc.	3,300	220,110
		1,240,734

Food Products - 1.94%
Dole Food Co., Inc.*	2,200	31,218
General Mills, Inc.	4,926	183,986
Green Mountain Coffee Roasters, Inc.*	2,020	209,979
Hershey Co. (The)	5,113	288,578
Hormel Foods Corp.	10,226	296,247
McCormick & Co., Inc. - Non-Voting Shares	1,598	77,743
Tyson Foods, Inc. - Class A	7,600	133,456
		1,221,207

Household Products - 1.08%
Procter & Gamble Co. (The)	11,021	677,681

Personal Products - 0.85%
Avon Products, Inc.	5,100	133,773
Herbalife Ltd.	7,152	398,510
		532,283

Tobacco - 2.69%
Altria Group, Inc.	5,252	138,128
Philip Morris International, Inc.	16,689	1,187,756
Reynolds American, Inc.	10,326	363,475
		1,689,359

Energy - 11.52%
Energy Equipment & Services - 1.95%
Complete Production Services, Inc.*	1,695	65,902
Halliburton Co.	4,200	229,866
McDermott International, Inc.*	4,600	92,782
Patterson-UTI Energy, Inc.	10,540	342,866
RPC, Inc.	13,800	325,956
SEACOR Holdings, Inc.	1,000	100,360
Unit Corp.*	1,100	66,011
		1,223,743

Oil, Gas & Consumable Fuels - 9.57%
Alpha Natural Resources, Inc.*	2,737	116,897

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Energy - 11.52% (continued)
Oil, Gas & Consumable Fuels - 9.57% (continued)
Arch Coal, Inc.	2,200	$56,320
Berry Petroleum Co. - Class A	3,060	175,491
Chesapeake Energy Corp.	6,600	226,710
Chevron Corp.	8,502	884,378
ConocoPhillips	8,950	644,311
Continental Resources, Inc.*	4,110	281,905
Crosstex Energy, Inc.	6,500	94,900
Energy XXI (Bermuda) Ltd.*	1,900	62,339
Exxon Mobil Corp.	19,841	1,583,113
HollyFrontier Corp.	4,439	334,656
Marathon Oil Corp.	8,223	254,666
Marathon Petroleum Corp.*	4,111	180,021
McMoRan Exploration Co.*	5,000	84,200
Murphy Oil Corp.	2,400	154,128
Quicksilver Resources, Inc.*	10,000	141,500
Ship Finance International Ltd.	5,112	81,281
Southern Union Co.	2,100	90,300
Southwestern Energy Co.*	500	22,280
Tesoro Corp.*	4,400	106,876
W&T Offshore, Inc.	7,100	192,410
Whiting Petroleum Corp.*	2,000	117,200
World Fuel Services Corp.	3,500	131,705
		6,017,587

Financials - 12.36%
Capital Markets - 2.48%
American Capital Ltd.*	12,300	118,941
Artio Global Investors, Inc.	6,600	72,600
BlackRock, Inc. - Class A	2,346	418,667
Charles Schwab Corp. (The)	14,435	215,515
Invesco Ltd.	4,511	100,054
Morgan Stanley	4,612	102,617
SEI Investments Co.	6,566	129,876
TD AMERITRADE Holding Corp.*	21,690	398,228
		1,556,498

Commercial Banks - 2.17%
Centerstate Banks, Inc.	496	3,239
Cullen/Frost Bankers, Inc.	5,263	283,571
First Horizon National Corp.	11,600	104,284
FirstMerit Corp.	3,500	51,135
MB Financial, Inc.	4,900	98,931
Susquehanna Bancshares, Inc.	6,112	46,023
SVB Financial Group*	4,700	286,794
Webster Financial Corp.	3,000	61,260

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Financials - 12.36% (continued)
Commercial Bank - 2.17% (continued)
Wells Fargo & Co.	15,363	$429,242
		1,364,479

Consumer Finance - 0.46%
Advance America Cash Advance Centers, Inc.	3,360	23,688
Discover Financial Services	8,240	211,026
Dollar Financial Corp.*	2,400	51,864
		286,578

Diversified Financial Services - 2.40%
Bank of America Corp.	35,721	346,851
Citigroup, Inc.	1,470	56,360
CME Group, Inc.	852	246,390
JPMorgan Chase & Co.	20,881	844,636
Leucadia National Corp.	500	16,835
		1,511,072

Insurance - 2.53%
Allstate Corp. (The)	2,400	66,528
American Equity Investment Life Holding Co.	10,400	123,448
Brown & Brown, Inc.	14,000	305,340
Cincinnati Financial Corp.	4,712	128,779
CNA Financial Corp.*	4,100	112,914
CNO Financial Group, Inc.*	15,600	114,660
Loews Corp.	7,920	315,770
MetLife, Inc.	1,075	44,301
Protective Life Corp.	6,280	133,513
Prudential Financial, Inc.	4,163	244,285
StanCorp Financial Group, Inc.	101	3,359
		1,592,897

Real Estate Investment Trusts - 1.62%
American Capital Agency Corp.	14,250	397,860
Hatteras Financial Corp.	23,008	617,074
		1,014,934

Thrifts & Mortgage Finance - 0.70%
First Niagara Financial Group, Inc.	4,113	50,384
New York Community Bancorp, Inc.	21,800	294,954
TFS Financial Corp.*	10,000	94,400
		439,738

Health Care - 12.75%
Biotechnology - 1.50%
Acorda Therapeutics, Inc.*	3,000	85,200
Amylin Pharmaceuticals, Inc.*	7,300	86,943
Biogen Idec, Inc.*	1,910	194,571
Cepheid, Inc.*	5,080	191,821
Dendreon Corp.*	1,000	36,900

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Health Care - 12.75% (continued)
Biotechnology - 1.50% (continued)
Emergent Biosolutions, Inc.*	1,000	$20,650
Human Genome Sciences, Inc.*	2,790	58,618
Incyte Corp.*	4,100	71,504
Momenta Pharmaceuticals, Inc.*	3,500	61,810
Myriad Genetics, Inc.*	3,000	63,810
Neurocrine Biosciences, Inc.*	2,900	22,417
Vertex Pharmaceuticals, Inc.*	1,000	51,860
		946,104

Health Care Equipment & Supplies - 1.32%
Baxter International, Inc.	502	29,201
IDEXX Laboratories, Inc.*	5,163	428,219
Meridian Bioscience, Inc.	3,105	67,068
Sirona Dental Systems, Inc.*	4,800	242,784
STERIS Corp.	1,748	61,163
		828,435

Health Care Providers & Services - 4.71%
AmerisourceBergen Corp.	10,700	409,917
Brookdale Senior Living, Inc.*	10,000	213,900
Catalyst Health Solutions, Inc.*	2,500	163,825
Community Health Systems, Inc.*	13,800	356,592
Express Scripts, Inc.*	1,500	81,390
Health Management Associates, Inc. - Class A*	12,000	114,000
Health Net, Inc.*	16,500	463,980
LifePoint Hospitals, Inc.*	2,000	74,200
Magellan Health Services, Inc.*	3,100	161,510
McKesson Corp.	1,200	97,344
Medco Health Solutions, Inc.*	1,230	77,342
MEDNAX, Inc.*	2,900	197,664
Omnicare, Inc.	10,000	305,000
Owens & Minor, Inc.	1,100	33,550
Select Medical Holdings Corp.*	7,900	62,015
Team Health Holdings, Inc.*	6,600	145,266
		2,957,495

Health Care Technology - 0.40%
Allscripts Healthcare Solutions, Inc.*	12,450	225,968
Omnicell, Inc.*	1,600	27,376
		253,344

Life Sciences Tools & Services - 0.81%
Bruker Corp.*	22,800	392,616
Pharmaceutical Product Development, Inc.	4,000	115,320
		507,936

Pharmaceuticals - 4.01%
Abbott Laboratories	4,546	233,301

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Health Care - 12.75% (continued)
Pharmaceuticals - 4.01% (continued)
Allergan, Inc.	921	$74,886
Bristol-Myers Squibb Co.	2,803	80,334
Forest Laboratories, Inc.*	7,200	266,832
Johnson & Johnson	13,038	844,732
Medicis Pharmaceutical Corp. - Class A	2,500	92,950
Merck & Co., Inc.	3,302	112,697
Pfizer, Inc.	36,340	699,182
Salix Pharmaceuticals Ltd.*	1,400	54,292
ViroPharma, Inc.*	3,400	61,472
		2,520,678

Industrials - 8.83%
Aerospace & Defense - 2.03%
AAR Corp.*	2,052	60,206
Alliant Techsystems, Inc.	4,300	280,489
Boeing Co. (The)	1,300	91,611
Goodrich Corp.	1,153	109,696
Honeywell International, Inc.	3,609	191,638
Huntington Ingalls Industries, Inc.*	718	24,039
Northrop Grumman Corp.	4,311	260,858
United Technologies Corp.	3,108	257,467
		1,276,004

Air Freight & Logistics - 0.39%
FedEx Corp.	856	74,369
United Parcel Service, Inc. - Class B	2,500	173,050
		247,419

Airlines - 0.13%
United Continental Holdings, Inc.*	4,502	81,576

Building Products - 0.07%
Griffon Corp.*	4,700	44,415

Commercial Services & Supplies - 0.25%
ABM Industries, Inc.	500	11,250
Geo Group, Inc. (The)*	2,900	60,320
United Stationers, Inc.*	2,400	77,016
US Ecology, Inc.	540	9,121
		157,707

Construction & Engineering - 0.22%
Aecom Technology Corp.*	2,000	49,480
Tutor Perini Corp.	5,800	91,524
		141,004

Electrical Equipment - 0.17%
General Cable Corp.*	2,600	103,402

Industrial Conglomerates - 1.01%
3M Co.	2,456	214,016

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Industrials - 8.83% (continued)
Industrial Conglomerates - 1.01% (continued)
General Electric Co.	23,560	$421,959
		635,975

Machinery - 2.40%
Actuant Corp. - Class A	2,000	49,420
Blount International, Inc.*	3,800	63,194
Briggs & Stratton Corp.	2,900	49,706
Caterpillar, Inc.	3,567	352,384
Graco, Inc.	3,490	153,315
Illinois Tool Works, Inc.	1,191	59,312
Joy Global, Inc.	5,163	484,909
Manitowoc Co., Inc. (The)	6,700	93,733
Meritor, Inc.*	1,800	24,300
Mueller Industries, Inc.	3,300	123,849
Timken Co. (The)	1,200	52,404
		1,506,526

Professional Services - 0.79%
Acacia Research - Acacia Technologies*	2,800	120,176
Mistras Group, Inc.*	1,200	20,472
Verisk Analytics, Inc. - Class A*	10,600	352,980
		493,628

Road & Rail - 0.56%
Union Pacific Corp.	3,400	348,432

Trading Companies & Distributors - 0.81%
Aircastle Ltd.	597	6,836
Fastenal Co.	10,726	360,930
Titan Machinery, Inc.*	500	13,205
United Rentals, Inc.*	500	11,505
WESCO International, Inc.*	2,300	116,587
		509,063

Information Technology - 14.22%
Communications Equipment - 0.23%
Brocade Communications Systems, Inc.*	10,500	57,540
Motorola Solutions, Inc.*	2,000	89,780
		147,320

Computers & Peripherals - 4.24%
Apple, Inc.*	6,113	2,387,004
Hewlett-Packard Co.	1,700	59,772
Lexmark International, Inc.*	1,700	57,069
NCR Corp.*	3,100	61,845
QLogic Corp.*	3,700	56,129

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Information Technology - 14.22% (continued)
Computers & Peripherals - 4.24% (continued)
STEC, Inc.*	4,120	$41,901
		2,663,720

Electronic Equipment, Instruments & Components - 1.80%
Agilent Technologies, Inc.*	1,768	74,539
Anixter International, Inc.	4,500	280,890
AVX Corp.	7,480	104,122
Brightpoint, Inc.*	7,250	65,903
Insight Enterprises, Inc.*	4,800	80,784
Itron, Inc.*	3,130	134,715
ScanSource, Inc.*	1,674	61,854
SYNNEX Corp.*	400	11,328
Tech Data Corp.*	4,669	217,902
TTM Technologies, Inc.*	3,700	51,245
Vishay Intertechnology, Inc.*	3,400	46,818
		1,130,100

Internet Software & Services - 0.52%
Earthlink, Inc.	13,300	106,932
Google, Inc. - Class A*	166	100,212
ValueClick, Inc.*	1,000	18,060
WebMD Health Corp.*	1,200	42,300
Yahoo!, Inc.*	4,400	57,640
		325,144

IT Services - 3.34%
CACI International, Inc. - Class A*	990	58,489
Cardtronics, Inc.*	2,033	46,718
DST Systems, Inc.	2,500	127,975
Fidelity National Information Services, Inc.	280	8,406
Heartland Payment Systems, Inc.	4,062	85,465
International Business Machines Corp.	8,744	1,590,096
Lender Processing Services, Inc.	940	17,700
ManTech International Corp. - Class A*	1,400	57,120
Teradata Corp.*	1,933	106,238
		2,098,207

Semiconductors & Semiconductor Equipment - 1.26%
Integrated Device Technology, Inc.*	27,313	186,821
Intel Corp.	10,099	225,511
OmniVision Technologies, Inc.*	2,600	76,024
Texas Instruments, Inc.	10,275	305,681
		794,037

Software - 2.83%
ANSYS, Inc.*	5,113	258,718
Blackbaud, Inc.	2,910	73,914
Cadence Design Systems, Inc.*	16,250	167,862

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Information Technology - 14.22% (continued)
Software - 2.83% (continued)
Microsoft Corp.	31,122	$852,743
Oracle Corp.	7,169	219,228
Pegasystems, Inc.	1,050	42,378
Quest Software, Inc.*	7,000	132,860
Taleo Corp. - Class A*	900	29,790
		1,777,493

Materials - 3.77%
Chemicals - 2.44%
A. Schulman, Inc.	1,958	43,370
Cytec Industries, Inc.	5,113	286,328
Dow Chemical Co. (The)	4,169	145,373
Olin Corp.	4,388	91,753
PolyOne Corp.*	4,377	67,844
Rockwood Holdings, Inc.*	3,058	184,917
RPM International, Inc.	12,608	265,777
W.R. Grace & Co.*	8,851	446,444
		1,531,806

Containers & Packaging - 0.28%
Boise, Inc.	6,380	44,214
Graham Packaging Co., Inc.*	5,266	133,493
Graphic Packaging Holding Co.*	335	1,658
		179,365

Metals & Mining - 1.05%
Freeport-McMoRan Copper & Gold, Inc.	2,000	105,920
Hecla Mining Co.*	1,000	7,770
Metals USA Holdings Corp.*	2,600	39,988
Royal Gold, Inc.	1,595	102,240
Southern Copper Corp.	2,145	73,273
Titanium Metals Corp.*	4,512	80,268
United States Steel Corp.	95	3,799
Walter Energy, Inc.	1,400	171,598
Worthington Industries, Inc.	3,559	74,632
		659,488

Telecommunication Services - 1.16%
Diversified Telecommunication Services - 0.88%
CenturyLink, Inc.	11,449	424,872
Cogent Communications Group, Inc.*	4,100	61,787
Global Crossing Ltd.*	1,820	62,663
Level 3 Communications, Inc.*	1,000	2,180
PAETEC Holding Corp.*	902	3,987
		555,489

Wireless Telecommunication Services - 0.28%
American Tower Corp. - Class A*	1,900	99,807

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 91.17% (continued)
Telecommunications Services - 1.16% (continued)
Wireless Telecommunications Services - 0.28% (continued)
MetroPCS Communications, Inc.*	4,500	$73,260
		173,067

Utilities - 3.93%
Electric Utilities - 1.29%
Exelon Corp.	7,819	344,583
Northeast Utilities	3,270	111,180
NV Energy, Inc.	14,400	213,696
PPL Corp.	5,113	142,653
		812,112

Gas Utilities - 0.35%
National Fuel Gas Co.	3,010	217,864

Independent Power Producers & Energy Traders - 1.22%
Calpine Corp.*	47,160	766,350

Multi-Utilities - 0.61%
Alliant Energy Corp.	2,300	90,643
Ameren Corp.	10,200	293,964
		384,607

Water Utilities - 0.46%
American Water Works Co., Inc.	10,400	291,200
Total Common Stocks (Cost $46,047,527)		$57,290,471

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 8.22%
US Treasury Notes	2.000%	01/31/16	$550,000	$570,582
US Treasury Notes	2.625%	08/15/20	2,000,000	1,994,062
US Treasury Bonds	8.125%	08/15/19	1,400,000	2,003,204
US Treasury Bonds	8.750%	08/15/20	400,000	600,313
Total US Treasury Obligations (Cost $4,990,935)				$5,168,161

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 0.59%
JPMorgan Chase, N.A. Dated 07/29/11, 0.05%, principal and interest in the amount of $371,002 to be repurchased 08/01/11, collateralized by US Treasury Inflation-Protected Note, par value of $290,000 due 07/15/12 with a value of $379,510 (Cost $371,000)	$371,000	$371,000

Total Investments - 99.98% (Cost $51,409,462)**		$62,829,632
Other Assets in Excess of Liabilities - 0.02%		10,136
Net Assets - 100.00%		$62,839,768

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

*	Non-income producing security.
**	Cost for Federal income tax purposes is $51,409,462 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$14,033,027
Gross Unrealized Depreciation	(2,612,857)
Net Unrealized Appreciation	$11,420,170

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ISI Strategy Fund
Notes to Schedule of Investments
July 31, 2011 (Unaudited)

1. Securities Valuation

ISI Strategy Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

ISI Strategy Fund
Notes to Schedule of Investments (continued)
July 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$57,290,471	$—	$—	$57,290,471
US Treasury Obligations	—	5,168,161	—	5,168,161
Repurchase Agreements	—	371,000	—	371,000
Total	$57,290,471	$5,539,161	$—	$62,829,632

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of July 31, 2011, based on the valuation input Levels on October 31, 2010 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ISI Strategy Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 23, 2011

By (Signature and Title)		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)

Date	September 23, 2011